Annual Fund Operating Expenses - Thrivent Small-Mid Cap Equity ETF - None	Sep. 30, 2024
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.65%